Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Cash and cash equivalents	Cash and cash equivalents
Cash and cash equivalents include both cash in banks and on hand. Cash and cash equivalents as of 31 December 2025 and 31 December 2024 are as follows:

	31 December 2025	31 December 2024
Cash and cash equivalents denominated in US dollars	11,060	36,930
Cash and cash equivalents denominated in other currencies	161,299	14,498
	172,359	51,428
Restricted cash
Restricted cash relates to cash that may only be used pursuant to certain of the Group’s borrowing arrangements (see note 21). Therefore, these deposits are not available for general use by the Group. Movements in restricted cash balances during the years ended 31 December 2025 and 31 December 2024 are as follows:

	31 December 2025	31 December 2024
Balance at 1 January	—	26,132
Interest income	—	740
Released during the year	—	(26,872)
Balance at 31 December	—	—